As filed with the Securities and Exchange Commission on December 17, 2004

                                             1933 Act Registration No. 333-67552
                                             1940 Act Registration No. 811-10467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ X ]
        Pre-Effective Amendment No.                                      [   ]
                                     -----
        Post-Effective Amendment No.   4                                 [ X ]
                                     -----

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                       [ X ]

        Amendment No.    4                                               [ X ]
                       -----

                        (Check appropriate box or boxes.)

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                          11111 Santa Monica Boulevard
                                   Suite 1550
                              Los Angeles, CA 90025
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (310) 231-6117


                                             Copies to:

   TURNER SWAN                               MARK D. PERLOW
   Causeway Capital Management LLC           Kirkpatrick & Lockhart LLP
   11111 Santa Monica Boulevard              Four Embarcadero Center, 10th Floor
   Suite 1550                                San Francisco, CA 94111
   Los Angeles, CA 90025                     Telephone:  (415) 249-1070
   (Name and address of agent for service)   Facsimile: (415) 249-1001

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[   ]  Immediately upon filing pursuant to paragraph (b)
[   ]  On ________ pursuant to paragraph (b)
[ X ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On  ________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        Causeway International Value Fund




                                   Prospectus

                                January __, 2005


                         Causeway Capital Management LLC



















As with all other mutual fund
securities, the Securities and
Exchange Commission has not
approved or disapproved of
these securities or passed on
the accuracy or adequacy of
this prospectus. Any
representation to the contrary
is a criminal offense.

TABLE OF CONTENTS

Fund Summary
About Causeway International Value Fund
Performance
Fees and Expenses
Fund Details
Additional Investment Information
Investment Risks
Information about Portfolio Holdings
Management of the Fund
Investing in the Fund
Description of Classes
How to Purchase, Sell and Exchange Fund Shares
Dividends and Capital Gains
Tax Consequences
Financial Highlights

FUND SUMMARY

ABOUT CAUSEWAY INTERNATIONAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek long-term growth of capital and income.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily in common stocks of companies in developed countries located outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks in at least ten foreign markets and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 30% of its assets in stocks of companies located in any one country, except this limit is 35% in the U.K.

When investing the Fund's assets, Causeway Capital Management LLC (the "Investment Adviser") follows a value style. This means that the Investment Adviser buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. The Investment Adviser considers each of the following value characteristics in making investment decisions for the Fund:

o Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

o High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

o Low price-to-book value ratio (stock price divided by book value per share) relative to the market

o Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market

o Financial strength

Generally, price-to-earnings and yield are the most important factors. Stocks may be "undervalued" because they are part of an industry that is currently out of favor with investors. However, even in those industries, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their stock may be depressed because investors associate the companies with their industries.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. These changes may occur because a particular stock or stock market in which the Fund invests is rising or falling. Also, Fund management may select securities which underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund's value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE(R) Index"). This Index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East. Accordingly, the return of the Fund will not necessarily be similar to the return of the MSCI EAFE(R) Index.

In addition, because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, because the Fund will invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Further, the value of the Fund's securities may be affected by political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" on page __ for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment if you:

o Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

o Are seeking to diversify a portfolio of equity securities to include foreign securities.

o Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities.

o Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.

o Are prepared to receive taxable dividends.

PERFORMANCE

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class from year to year.

[Insert Bar Chart]

During the period shown in the bar chart, the best quarter was ______% (_____) and the worst quarter was ______% (_______).

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the MSCI EAFE(R) Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INSTITUTIONAL CLASS                 1 Year                     Since Inception*
Fund Returns Before Taxes                   %                  %

Fund Returns After Taxes
on Distributions**                          %                  %

Fund Returns After Taxes
on Distributions and Sale
of Fund Shares**                            %                  %

INVESTOR CLASS
Fund Return Before Taxes                    %                  %

MSCI EAFE(R) Index
(reflects no deduction for
fees, expenses or taxes)                    %                  %

*FUND SINCE OCTOBER 26, 2001. INDEX SINCE OCTOBER 31, 2001.

**AFTER-TAX RETURNS ARE SHOWN FOR INSTITUTIONAL CLASS ONLY; AFTER-TAX RETURNS FOR INVESTOR CLASS WILL VARY.

FEES AND EXPENSES

The Fund offers two different classes of shares - Institutional Class and Investor Class. Although your money will be invested in the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy both classes. Please refer to the "Description of Classes" on page __ for more information.

Fund investors pay various expenses, either directly or indirectly. The table below lists some of the main types of expenses which the Fund may charge.

SHAREHOLDER TRANSACTION FEES are fees charged directly to an investor's account. The Fund does not impose a sales charge. However, the Fund imposes a redemption fee of 2% on the original value of any shares redeemed less than 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES are expenses that cover the costs of operating the Fund and are paid out of the Fund's assets. These expenses include management fees, shareholder services fees and other expenses. These expenses are paid indirectly by all shareholders.

This table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                            Institutional               Investor
                                            Class                       Class
Sales Charge (Load) on Purchases
and Reinvested Distributions                None                        None

Deferred Sales Charge (Load)                None                        None

Redemption Fee on shares held less
than 90 days (as a % of original
value of shares redeemed)                   2.00%                       2.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                            Institutional               Investor
                                            Class                       Class
Management Fees                             0.80%                       0.80%

Shareholder Services Fees                   None                        0.23%

Other Expenses                              %                           %

Total Annual Fund
Operating Expenses                          %                           %

Expense Reimbursement(1)                    %                           %

Net Expenses                                %                           %

(1)UNDER THE TERMS OF AN EXPENSE LIMIT AGREEMENT, THE INVESTMENT ADVISER HAS AGREED TO REIMBURSE EXPENSES TO KEEP THE FUND'S "TOTAL ANNUAL FUND OPERATING EXPENSES" FROM EXCEEDING 1.05% AND 1.30% OF THE AVERAGE DAILY NET ASSETS OF INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES, RESPECTIVELY. THE EXPENSE LIMIT AGREEMENT WILL REMAIN IN EFFECT UNTIL SEPTEMBER 30, 2005.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1Year         3 Years        5 Years       10 Years
Institutional Class   $106          $352           $618          $1,377
Investor Class        $129          $424           $740          $1,638

FUND DETAILS

ADDITIONAL INVESTMENT INFORMATION

COMMON STOCKS

The Fund invests primarily in common stocks, which are securities representing an ownership interest in a corporation.

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. Also, the Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds, and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its investment objective using this type of investing.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

The Fund's principal risks are listed below:

MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Fund's portfolio management team selects will underperform the market or other funds with similar investment objectives and investment strategies.

FOREIGN MARKET RISK

The Fund's investments in foreign securities involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks are higher for emerging markets investments. In particular, investments in foreign securities involve the following risks:

o The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product, reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

o Governmental actions - such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes - may adversely affect investments in foreign markets.

o The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair the Fund's ability to purchase or sell foreign securities or transfer its assets or income back to the U.S., or otherwise adversely affect the Fund's operations.

o Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S.

o Because there are usually fewer investors on foreign exchanges and smaller numbers of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

o Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and the Fund's assets may be uninvested and may not be earning returns. The Fund also may miss investment opportunities or not be able to sell an investment because of these delays.

o Changes in currency exchange rates will affect the value of the Fund's foreign holdings and hedging transactions in foreign currencies.

o The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

o International trade barriers or economic sanctions against foreign countries may adversely affect the Fund's foreign holdings.

EUROPEAN ECONOMIC AND MONETARY UNION ("EMU")

A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU established a single European currency (the "euro"), which was introduced on January 1, 1999 and replaced the existing national currencies of all initial EMU participants. Like other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected if EMU is partially or completely unwound.

DERIVATIVES

The Fund also may invest in derivatives including forward currency contracts, futures, swaps and options. Derivatives may allow the Fund to increase or decrease its level of risk exposure more efficiently than other types of instruments. If the Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:

o CREDIT RISK - Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund.

o CURRENCY RISK - Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment. o LEVERAGE RISK - Leverage risk is the risk that relatively small market movements may result in large changes in the value of an investment. Investments that involve leverage can result in losses that greatly exceed the amount originally invested.

o LIQUIDITY RISK - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

If you would like further information about the Fund, including how it invests, please see the SAI.

MANAGEMENT OF THE FUND

ABOUT THE INVESTMENT ADVISER

Causeway Capital Management LLC, the Fund's Investment Adviser, manages the Fund's investments under the overall supervision of the Board of Trustees. The Investment Adviser is responsible for making all investment decisions for the Fund. The Fund pays the Investment Adviser an annual management fee equal to 0.80% of the Fund's average daily net assets.

The Investment Adviser began operations as an investment adviser in June 2001. The Investment Adviser had approximately $___ billion in assets under management as of December 31, 2004. The Investment Adviser's address is 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, CA 90025.

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by a team comprised of Sarah H. Ketterer, Harry W. Hartford and James A. Doyle. Their backgrounds are described below.

Sarah H. Ketterer is the Chief Executive Officer of the Investment Adviser and is a portfolio manager of the Fund. Ms. Ketterer co-founded the Investment Adviser in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("MLIM") since 1996, where she was a Managing Director and co-head of the firm's HW International and Global Value Equity team.

Harry W. Hartford is the President of the Investment Adviser and is a portfolio manager of the Fund. Mr. Hartford co-founded the Investment Adviser in June 2001. Prior to that, he was with the Hotchkis and Wiley division of MLIM since 1996, where he was a Managing Director and co-head of the firm's HW International and Global Value Equity team.

James A. Doyle is a Vice President of the Investment Adviser and a portfolio manager of the Fund. He joined the firm in June 2001 as one of its founding members. Previously, Mr. Doyle was a Vice President and the head of investment research for the HW International and Global Value Equity team with MLIM, where he worked since 1997. From 1992 to 1995, Mr. Doyle was a financial analyst at LaSalle Partners Limited, a real estate investment firm.

THE PORTFOLIO MANAGEMENT TEAM'S PRIOR PERFORMANCE RECORD

The following table represents performance information for the Mercury HW International Value Fund from its inception on October 1, 1990 through June 7, 2001. The portfolio management team of the Investment Adviser, led by Ms. Ketterer, was responsible for the performance of the Mercury HW International Value Fund during this period. Since its inception through June 7, 2001, the investment objectives, policies and strategies of the Mercury HW International Value Fund were substantially similar to those of the Fund.

The table contains performance information for the Mercury HW International Value Fund, Class I shares. Sales charges are not reflected. If sales charges were reflected, the returns would be less. This performance information is not the performance of the Fund. Past performance is no guarantee of future results, and the past performance of the Mercury HW International Value Fund is not indicative of the future performance of the Fund. Using the expense ratios of the Fund, the Mercury HW International Value Fund Class I performance would be higher than that of the Fund in those periods when its expense ratio was less than the Fund's expense ratios.

AVERAGE ANNUAL TOTAL RETURNS*
(FOR THE PERIODS ENDED DECEMBER 31, 2000 AND SINCE INCEPTION THROUGH JUNE 7,
2001)

                                                                                  Since Inception**
                         Past          Past         Past         Since            Inception**
                         One Year      Five Years   Ten Years    Inception**      through
                                                                                  June 7, 2001

Mercury HW
International Value
Fund (Class I)***        2.15%         10.67%       12.75%       12.47%           11.50%


MSCI EAFE(R) Index      -13.96%        7.43%        8.56%        9.42%            8.30%
(reflects no deduction
 for fees, expenses,
or taxes)

* Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of all actual fees and expenses incurred by the Mercury HW International
Value Fund.
** Since October 1, 1990.
*** Class I shares were subject to a sales charge as of October 6, 2000. Gross sales charges collected on Class I shares for the fiscal year ended June 30, 2001 were $298. These sales charges are not reflected in the table.

INVESTING IN THE FUND

DESCRIPTION OF CLASSES

The Fund offers two classes of shares - Investor Class and Institutional Class. Each share class has its own expense structure. Each share class represents an ownership interest in the same investment portfolio.

Investor Class shares are for retail investors and those who may purchase shares through financial intermediaries.

Institutional Class shares are for institutions and individuals who meet the account minimum and investors purchasing through financial intermediaries authorized to make Institutional Class shares available. The account minimum is waived for employees of the Investment Adviser and trustees of the Fund and their families. The account minimum may also be waived for customers of financial intermediaries whose aggregate customers' investments meet the account minimum or are believed likely to meet the account minimum in the future.

INVESTOR CLASS
o no upfront or deferred sales charge
o 0.25% shareholder services fee
o higher annual expenses
o $5,000 minimum initial investment
($3,000 for IRAs)

INSTITUTIONAL CLASS
o no upfront or deferred sales charge
o no shareholder services fee
o lower annual expenses
o $1 million minimum initial investment

For some investors, like financial advisers and other intermediaries and institutions, the minimum initial investment in either class may be lower.

HOW TO PURCHASE, SELL AND EXCHANGE FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

You may purchase shares directly by:

o Mail
o Telephone
o Wire, or
o Automated Clearing House ("ACH").

To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-866-947-7000. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "Causeway International Value Fund" and mail to Causeway International Value Fund, P.O. Box 219085, Kansas City, MO 64121-7159. The Fund cannot accept third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks. If you intend to pay by wire or through ACH please call 1-866-947-7000 for further instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution. The Investment Adviser may make payments out of its own resources to brokers and financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask for a copy of your driver's license or other identifying documents. We will use these documents for the purpose of establishing and verifying your identity - we will not be obligated to follow the terms of any of these documents. We may not accept your new account application if you do not provide the required identifying information.

We will attempt to collect any missing information by contacting you or your broker. If we are unable to obtain the information within a timeframe established in our sole discretion, we may not accept your new account application.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after we receive your purchase order in proper form including receipt of all identifying information required.

We will also attempt to verify your identity, in a timeframe established in our sole discretion. If we are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. If you purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase). If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.





HOW FUND SHARES ARE PRICED

The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order. NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

The Fund calculates its NAV once each Business Day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). For you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time. The Fund will use the next trading day's price for a purchase order received after 4:00 p.m. Eastern time.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. For instance, if trading in a security has been halted or suspended, a security has been de-listed from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market on which the security principally trades and before the time the Fund calculates NAV, the Fund's Fair Value Committee may determine the security's fair value. The Board of Trustees has delegated the responsibility of making fair value determinations to the Fund's Fair Value Committee in accordance with the Fund's Pricing and Valuation Procedures. The Board has approved the use of a third-party fair valuation service to provide the Fund with fair value prices for certain securities held by the Fund.

Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's NAV may change on days when you will not be able to purchase or redeem the Fund's shares. It is possible that market timers or "arbitrageurs" may attempt to buy or sell Fund shares to profit from price movements in foreign markets not yet reflected in the Fund's NAV. Such trades may have the effect of reducing the value of existing shareholders' investments. The intended effect of the Fund's use of fair value pricing is to more accurately determine the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.




SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Investor Class shares of the Fund automatically through regular deductions from your account with a minimum of $100. You may begin regularly scheduled investments once a month. To participate in a Systematic Investment Plan, you need to have at least $5,000 in your Investor Class account.

HOW TO SELL FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-866-947-7000. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund. If you would like to close your account or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $5,000 in your Investor Class account, you may use the systematic withdrawal plan to arrange monthly, quarterly or yearly withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

SIGNATURE GUARANTEE

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) requests for redemptions in excess of $50,000; (2) all requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under certain conditions (including for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). The Fund may, but is not required to, also pay redemptions in kind at the request of a shareholder if doing so would not hurt the Fund. It is unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

REDEMPTION FEE

As noted in the Fund's "Fees and Expenses" section, the Investor Class and Institutional Class impose a 2.00% redemption fee on the original value of shares redeemed less than 90 days after purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed through designated systematic withdrawal plans. The redemption fee will not apply to omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, these intermediaries may agree to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on excessive short-term trading.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, the Fund may redeem your shares. The Fund will always give you at least 60 days' written notice to give you time to add to your account and avoid the redemption of your shares. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the Fund's SAI.

HOW TO EXCHANGE FUND SHARES

Currently, there are no other funds with which you can exchange shares of the Fund.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING FEES

The Fund has adopted a shareholder services plan for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries (including the Investment Adviser) a fee of up to 0.25% of average daily net assets for services provided to shareholders of the Fund. Because these fees are paid out of the Fund's assets continuously, over time these fees will also increase the cost of an investment in Investor Class shares.

EXCESSIVE SHORT-TERM TRADING

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity. Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing." Excessive short-term trading activity can interfere with the efficient management of a fund and result in dilution of the value of the shareholders' holdings and increased fund transaction costs. The Fund opposes excessive short-term trading and the Fund's Board of Trustees has adopted policies and procedures designed to deter such trading, which are described below.

The Fund has Pricing and Valuation Procedures, which have been approved by the Fund's Board of Trustees, and a Fair Value Committee for fair valuing the Fund's foreign securities. The Fund's Board has approved the use of a third-party fair valuation service to provide the Fund with fair value prices for certain securities held by the Fund. Fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities. In addition, the Fund imposes a 2.00% redemption fee on the original value of shares redeemed less than 90 days after purchase. Additional information about the Fund's redemption fee can be found above under "Redemption Fee."

The Fund reserves the right to reject any purchase order, including orders deemed to be excessive short-term trading, if it determines that accepting the order would not be in the best interests of the Fund or its shareholders. The Fund will consider various factors in determining whether an investor has engaged in excessive short-term trading, including, but not limited to, the investor's historic trading patterns, the number of transactions, the time between transactions and the percentage of the investor's account involved in each transaction. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in excessive short-term trading.

Some investors purchase Fund shares through a financial intermediary who establishes an omnibus account in the Fund for its customers and submits a net order to purchase or redeem shares after combining its customer orders, which we refer to as omnibus accounts. Currently, such omnibus accounts are not required to provide the Fund with underlying trading information for their customers. The Fund reviews large omnibus account cash flows and looks for activity that indicates potential excessive short-term trading. If suspicious activity is detected, the Fund reserves the right to impose the redemption fee on omnibus accounts and to request that the intermediary reject future purchases from the investor. However, because the Fund does not receive underlying trade data, it must rely on the cooperation of the intermediary to provide information on the trading activity of its customers and restrict or limit excessive short-term traders.

Although the Fund's redemption fee does not apply to financial intermediaries with omnibus accounts, the Fund seeks to obtain the agreement of such intermediaries to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on excessive short-term trading. Where a financial intermediary has agreed to impose a redemption fee, however, the Fund may subsequently waive the intermediary's obligation to impose the redemption fee on a particular investor where it is determined that the investor is a mutual fund wrap or other advisory program that is an asset allocation strategy that is not an excessive short-term trading strategy.

There can be no assurance that the Fund will successfully detect or prevent excessive short-term trading. Moreover, despite the existence of these policies and procedures, it is possible that excessive short-term trading may occur in the Fund without being identified, especially through financial intermediaries. While the Fund intends that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund's policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund's 2% redemption fee or other redemption fee or other restrictions on excessive short-term trading. The Fund will take reasonable steps to seek cooperation from any intermediary through which the Fund believes excessive short-term trading activity is taking place.

DIVIDENDS AND CAPITAL GAINS

The Fund earns income from its investments and distributes this income, less expenses, to shareholders as dividends. The Fund also realizes capital gains from its investments, and distributes these gains, less any losses, to shareholders as capital gains distributions. The Fund will distribute any dividends and capital gains at least annually.

Dividends may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is held directly with the Fund and you would like to receive dividends in cash, contact the Fund at 1-866-947-7000. If your account is with a selected securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you would like.

TAX CONSEQUENCES

Dividends and capital gains distributions are subject to federal income tax, whether you receive them in cash or additional shares. The Fund anticipates that the majority of its dividend and capital gain distributions, if any, will consist of ordinary income. Capital gains may be taxable to you at different rates, depending, in part, on how long the Fund has held the assets sold. Short-term capital gains are taxable to you as ordinary income while long-term capital gains are taxable to you as capital gains. If you redeem Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. In addition, dividends from the Fund may be subject to state and local income taxes.

If you buy shares when a fund has realized but not yet distributed ordinary income or capital gains, you will be "buying a dividend" but paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

This section summarizes some of the consequences under current federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND UNDER ALL APPLICABLE TAX LAWS.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past three years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by _____________, as noted in _______________'s report dated November __, 2004.
This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

[Financials to come]


FUND
Causeway International Value Fund
c/o SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

INVESTMENT ADVISER
Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA 90025

TRANSFER AGENT
DST Systems, Inc.
333 West 11th Street, 5th Floor
Kansas City, MO 64105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286
Counsel
Kirkpatrick & Lockhart LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's SAI contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus).

You may request a free copy of any of these documents, request other information, or ask questions about the Fund by calling 1-866-947-7000 or writing the Fund at Causeway International Value Fund, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456. Other information may also be obtained from your financial consultant or from financial intermediaries that sell shares of the Fund.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


CCM-PS-001-0300

                       STATEMENT OF ADDITIONAL INFORMATION

                        CAUSEWAY INTERNATIONAL VALUE FUND

      c/o SEI Investments Global Funds Services, One Freedom Valley Drive,
                                 Oaks, PA 19456
                            Phone No. (866) 947-7000


                                January __, 2005




      Causeway International Value Fund (the "Fund) is a series of Causeway Capital Management Trust (the "Trust"). The Trust is a diversified, open-end, management investment company which is organized as a Delaware statutory trust. The investment objective of the Fund is to seek long-term growth of capital and income. The Fund seeks to achieve its investment objective by investing primarily in international stocks. No assurance can be given that the investment objective of the Fund will be realized. For more information on the Fund's investment objective and policies, see "Investment Objective and Policies."

                               -------------------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated January __, 2005 (the "Prospectus"). The Prospectus has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Fund at 1-866-947-7000 or your financial consultant or other financial intermediary, or by writing to the Fund at c/o SEI Investments Global Funds Services (the "Administrator"), One Freedom Valley Drive, Oaks, PA 19456. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.






CCM-SX-001-03000200

                                TABLE OF CONTENTS

TRUST HISTORY..................................................................4

INVESTMENT OBJECTIVE AND POLICIES..............................................4


   Investment Restrictions.....................................................4
   Repurchase Agreements.......................................................6
   Debt Securities.............................................................6
   U.S. Government Securities..................................................6
   Corporate Debt Securities...................................................7
   Convertible Securities......................................................7
   Derivative Instruments......................................................8
   Futures and Options.........................................................8
   Foreign Securities.........................................................12
   Forward Foreign Currency Exchange Contracts................................12
   Foreign Investment Risks...................................................14
   Emerging Markets...........................................................16
   Swap Agreements............................................................16
   Illiquid Securities........................................................17
   Borrowing..................................................................19
   When-Issued and Delayed-Delivery Securities................................19
   Securities Lending.........................................................19
   Real Estate Investment Trusts..............................................20
   Shares of Other Investment Companies.......................................20
   Limited Partnerships.......................................................20
   Short Sales Against-the-Box................................................20
   Corporate Loans............................................................20
   Initial Public Offerings...................................................21
   Temporary Defensive Position...............................................21
   Disclosure of Portfolio Holdings...........................................21

MANAGEMENT OF THE FUND........................................................22

   Advisory Arrangements......................................................27
   Approval of Advisory Agreement.............................................28
   Administration Arrangements................................................29
   Distribution Arrangements..................................................30
   Shareholder Servicing Arrangements.........................................31
   Code of Ethics.............................................................32
   Proxy Voting Policies and Procedures.......................................33

PURCHASE AND REDEMPTION OF SHARES.............................................34

   Issuance of Fund Shares for Securities.....................................35
   Redemption.................................................................35
   Redemption in Kind.........................................................36
   Redemption Fee.............................................................36

PRICING OF SHARES.............................................................37

   Determination of Net Asset Value...........................................37
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................39

   Transactions in Portfolio Securities.......................................39
SHAREHOLDER SERVICES..........................................................41

   Investment Account.........................................................41
   Retirement Plans...........................................................42
   Automatic Dividend Reinvestment Plan.......................................42

DIVIDENDS AND TAX STATUS......................................................42

PERFORMANCE DATA..............................................................45

GENERAL INFORMATION...........................................................45

   Description of Shares......................................................45
   Trustee and Shareholder Liability..........................................46
   Independent Auditors.......................................................46
   Custodian..................................................................46
   Transfer Agent.............................................................47
   Legal Counsel..............................................................47
   Reports to Shareholders....................................................47
   Shareholder Inquiries......................................................47
   Additional Information.....................................................47
   Financial Highlights.......................................................47

                                  TRUST HISTORY


      The Trust was organized on August 10, 2001 and is a Delaware statutory trust. The Trust is a diversified, open-end, management investment company currently consisting of one series.

                        INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Fund is to seek long-term growth of capital and income. Reference is made to the discussion under "Fund Summary" and "Fund Details" in the Prospectus for information with respect to the Fund's investment objective and policies.

      Causeway Capital Management LLC (the "Investment Adviser") is responsible for the management of the Fund's portfolio.

INVESTMENT RESTRICTIONS

      The Fund has adopted the following restrictions (in addition to its investment objective) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares.

      Except as noted, the Fund may not:

      (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      (2) issue senior securities, except as permitted under the 1940 Act;

      (3) borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

      (4) underwrite securities issued by others except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in the disposition of the Fund's portfolio securities;

      (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

      (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

      (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

      (9) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

      In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval.

      (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

      (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

      (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

      (iv) The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      (v) The Fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

      With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

      Any percentage limitation on the Fund's investments is determined when the investment is made, unless otherwise noted.

REPURCHASE AGREEMENTS

      A repurchase agreement is an agreement where the seller agrees to repurchase a security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, the Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

DEBT SECURITIES

      Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. These securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities.

U.S. GOVERNMENT SECURITIES

      U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

      Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such instrumentality only when the Investment Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.

      The Fund may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE DEBT SECURITIES

      The Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria, if any, set forth for the Fund, or, if unrated, are in the Investment Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

      The Fund may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Investment Adviser's opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Convertible securities typically pay current income, as either interest (bond convertibles) or dividends (preferred stock). While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

      A convertible security's value usually reflects both the stream of current income payments and the value of the underlying common stock. In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, since it is convertible into common stock, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

DERIVATIVE INSTRUMENTS

      To the extent consistent with its investment objective and policies and the investment restrictions listed in this Statement of Additional Information, the Fund may invest in futures contracts, purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into forward contracts. The Fund also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Fund may (but is not obligated to) use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of its overall investment strategies. The Fund may (but is not obligated to) also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent required, the Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under forward contracts, swap agreements, futures and options which are not fully hedged or otherwise covered to avoid leveraging of the Fund.

FUTURES AND OPTIONS

      FUTURES. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Futures may be based on foreign indexes.

      The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

      The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit (or pledge) "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

      Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

        PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

      The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

      The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

      The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. The Fund may write a put or call option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts.

      If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

      Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward foreign currency exchange contracts, as discussed below, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

      The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

      OVER-THE-COUNTER-OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

      RISKS OF FUTURES AND OPTIONS. There are several risks associated with transactions in futures and options. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

FOREIGN SECURITIES

      The Fund may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying Securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

      The Fund may (but is not obligated to) use forward contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward contracts or foreign currency exchange rates.

      The Fund may enter into forward contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

      The Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Investment Adviser believed may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

      The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or (2) the Fund marks as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Investment Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the Fund will be served.

      At or before the maturity date of a forward contract that requires the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

      The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN INVESTMENT RISKS

      FOREIGN MARKET RISK. Because the Fund invests in foreign securities, the Fund offers you more diversification than an investment only in the United States since prices of securities traded on foreign markets have often, though not always, moved out of correlation with prices in the United States. Foreign security investment, however, involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

      FOREIGN ECONOMY RISK. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

      CURRENCY RISK AND EXCHANGE RISK. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

      EMU. For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty of European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU established a single common European currency (the "euro") that was introduced on January 1, 1999 and replaced the existing national currencies of all EMU participants. Securities issued in participating EU countries are now listed, traded, declaring dividends and making other payments only in euros.

      No assurance can be given that the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. It is also possible that a significant participant could choose to abandon EMU, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have adverse impacts on the Fund's investments in Europe generally or in specific countries participating in EMU.

      GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.

        CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES. The Fund generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. These foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

      Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for a Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

      Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

EMERGING MARKETS

      The Fund may invest up to 5% of its total assets in companies in emerging (less developed) markets. Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. The Investment Adviser determines where a company is located by referring either to its primary stock exchange listing, where it is registered or where its headquarters is located. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

SWAP AGREEMENTS

      The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The Fund will not speculate with swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

      Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

ILLIQUID SECURITIES

      The Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the United States) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Investment Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Investment Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Investment Adviser; and (2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. In addition, Rule 144A securities are generally not deemed illiquid if they are freely tradable in their primary market offshore. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

BORROWING

      The Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the Fund's total assets. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects the Fund to interest costs which may or may not be recovered by appreciation of the securities purchased. Borrowing can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. This is the speculative factor known as leverage.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

      The Fund may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates. The price that the Fund is obligated to pay on the settlement day may be different from the market value on that date. While securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

      When-issued securities and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

SECURITIES LENDING

      The Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Investment Adviser to be in good standing and when, in the Investment Adviser's judgment, the income earned would justify the risks.

      Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

REAL ESTATE INVESTMENT TRUSTS

      The Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

SHARES OF OTHER INVESTMENT COMPANIES

      The Fund can invest in securities of other investment companies except to the extent prohibited by law. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with the Fund's principal strategies. The Fund will pay additional fees through its investments in other investment companies.

LIMITED PARTNERSHIPS

      The Fund can invest in limited partnership interests.

SHORT SALES AGAINST-THE-BOX

      The Fund can borrow and sell "short" securities when it also owns an equal amount of those securities (or their equivalent). No more than 25% of the Fund's total assets can be held as collateral for short sales at any one time.

CORPORATE LOANS

      The Fund can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, the Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agents for broader groups of lenders, generally referred to as "syndicates." A syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If an agent develops financial problems, the Fund may not recover its investment, or there might be a delay in the Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.

INITIAL PUBLIC OFFERINGS

      The Fund may purchase securities in initial public offerings. Securities purchased in initial public offerings may produce gains that positively affect Fund performance during any given period, but such securities may not be available during other periods, or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on Fund performance. They may also, of course, produce losses.

TEMPORARY DEFENSIVE POSITION

      When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, cash and repurchase agreements.


DISCLOSURE OF PORTFOLIO HOLDINGS

      Pursuant to applicable law, the Fund publicly discloses its complete portfolio holdings quarterly within 60 days of the end of each calendar quarter. The Fund discloses a complete list of its holdings in its semi-annual and annual reports, which are distributed to shareholders, and in publicly available quarterly holding reports on Forms N-Q and N-CSR, which are filed with the SEC and available, free of charge, on the SEC's EDGAR database at www.sec.gov. The Fund also discloses its top ten holdings as of the end of each calendar quarter on the Fund's website, www.causewayfunds.com, and in sales materials.

      Occasionally, certain third parties - including the Fund's service providers, independent rating and ranking organizations, intermediaries that distribute the Fund's shares, institutional investors and others - request information about the Fund's portfolio holdings. The Board of Trustees has approved a policy and procedures for the protection of nonpublic information, which includes a policy and procedures relating to disclosure of the Fund's portfolio holdings. The Fund's policy is to disclose portfolio holdings to third parties only where the Fund believes there is a legitimate business purpose for the information and the recipient will not use the information to engage in excessive short-term trading of Fund shares or otherwise trade on the nonpublic information.

      The Fund may provide at any time portfolio holdings information to its service providers, such as the Administrator, Custodian, Investment Adviser, pricing services, auditors, and proxy voting services, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. The Fund, through its Administrator, may disclose holdings and other related portfolio information to independent rating and ranking organizations, typically within approximately 5 business days after the end of each quarter. The Fund may disclose quarterly portfolio holdings to certain consultants and investment advisory firms which have requested them, typically by the 15th business day after quarter-end for due diligence purposes. The Fund may disclose portfolio holdings information to certain mutual fund wrap programs, generally by the 5th business day after the end of the month, to enable the programs' investment advisers to ensure that the Fund has not committed "style drift" and for other appropriate due diligence purposes, and provided that the programs are asset allocation strategies that are not excessive short-term trading strategies. The Fund also sends quarterly reports to investors who have requested them containing the Fund's holdings generally by the third week after quarter-end.

      The executive officers of the Fund authorize disclosure of the Fund's portfolio holdings. Neither the Fund nor any service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

      In addition to the foregoing, the Investment Adviser has policies and procedures designed to safeguard confidential information, including policies and procedures prohibiting the Investment Adviser's employees from communicating to third parties any material nonpublic information relating to the Fund's portfolio holdings.


                             MANAGEMENT OF THE FUND

      The Trustees oversee the actions of the Investment Adviser and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust's officers, who conduct and supervise the daily business operations of the Trust.


      The Board has an Audit Committee and a Nominating Committee. Both are comprised of all of the Trustees of the Trust who are not interested persons of the Trust as defined by Section 2(a)(19) of the 1940 Act ("Independent Trustees") . The purpose of the Audit Committee is to assist the Board in its oversight of (i) the integrity of the Trust's financial statements; (ii) the independent auditors' qualifications and independence; and (iii) the performance of the Trust's accounting function related to its financial statements. The purpose of the Nominating Committee is to nominate persons to serve as Independent Trustees, as needed. The Nominating Committee does not consider nominees recommended by shareholders. During the fiscal year ended September 30, 2004, the Audit Committee held ___ meetings and the Nominating Committee held ___ meeting.

      The Trustees and officers of the Trust are:

                                                                                                 Number of
                                                                                                Portfolios
                                                                                                  in the
                                             Term of                                               Trust          Other
                         Position(s)        Office and                                            Complex     Director-ships
     Name, Address,    Held with the        Length of         Principal Occupation(s)            Overseen        Held by
     Date of Birth(1)       Trust          Time Served(2)       During Past 5 Years            by Trustee(3)    Trustee(4)
-----------------------------------------------------------------------------------------------------------------------------
   INTERESTED
   TRUSTEES
   --------

Gracie V. Fermelia         Trustee &       Since 8/01       Chief Operating Officer and           1                 None
DOB: 10/11/61              Assistant                        Member of the Investment
                           Secretary                        Adviser (since 2001);  Business
                                                            Manager, International
                                                            Department, Hotchkis and Wiley
                                                            division of Merrill Lynch
                                                            Investment Managers, L.P.
                                                            ("MLIM") (1998 - 2001); Vice
                                                            President and Compliance Officer,
                                                            Hotchkis and Wiley division of
                                                            MLIM (1996 - 1998).

   INDEPENDENT
   TRUSTEES
   --------

John A. G. Gavin           Trustee         Since 9/01       Partner and Managing Director,        1              Director/
DOB: 04/08/31                                               Hicks, Muse, Tate & Furst                            Trustee, TCW
                                                            (Latin America) (private equity                      Galileo
                                                            investment firm) (1994 - 2001);                      Funds, Inc.,
                                                            Chairman, Gamma Holdings                             TCW
                                                            (investment holding company)                         Convertible
                                                            (since 1968); U.S. Ambassador                        Securities
                                                            to Mexico (1981 - 1986).                             Fund, Inc.,
                                                                                                                 Hotchkis and
                                                                                                                 Wiley Funds
                                                                                                                 and Claxson,
                                                                                                                 S.A.

Lisa Mazzocco              Trustee         Since 9/01       Principal Investment Officer,         1                 None
DOB: 12/17/59                                               Los Angeles County Employees
                                                            Retirement Association (since
                                                            1992).

                                                                                                 Number of
                                                                                                Portfolios
                                                                                                  in the
                                             Term of                                               Trust          Other
                         Position(s)        Office and                                            Complex     Director-ships
     Name, Address,    Held with the        Length of         Principal Occupation(s)            Overseen        Held by
     Date of Birth(1)       Trust          Time Served(2)       During Past 5 Years            by Trustee(3)    Trustee(4)
-----------------------------------------------------------------------------------------------------------------------------
Eric H. Sussman            Trustee         Since 9/01       Tenured Lecturer, Anderson           1                  None
DOB: 06/11/66                                               Graduate School of Management,
                                                            University of California, Los
                                                            Angeles (since 1995); President,
                                                            Amber Capital, Inc. (real estate
                                                            investment and financial planning
                                                            firm) (since 1993).

OFFICERS
--------

Turner Swan              President and     Since 8/01       General Counsel and Member of the   N/A                 N/A
11111 Santa Monica         Secretary                        Investment Adviser (since 2001);
Blvd., Suite 1550,                                          Attorney, MLIM (1997 - 2001);
Los Angeles, CA                                             Attorney, Sheppard, Mullin,
90025                                                       Richter & Hampton LLP (1995 -
DOB: 12/16/61                                               1997).

Peter Golden               Treasurer       Since 9/01       Funds Accounting Director of        N/A                 N/A
530 East                                                    the Administrator (since
Swedesford Road                                             2001); Vice President, Funds
Wayne, PA 19087                                             Administration, J.P. Morgan
DOB: 06/27/64                                               Chase & Co., (2000 - 2001);
                                                            Vice President, Fund & Pension
                                                            Accounting, Chase Manhattan
                                                            Bank (1997 - 2000).

John C. Munch          Vice President      Since 07/02      Vice President and Assistant        N/A                 N/A
One Freedom Valley      and Assistant                       Secretary of the Administrator
Drive                     Secretary                         and SEI Investments Distribution
Oaks, PA  19456                                             Co. (the "Distributor") (since
DOB: 05/07/71                                               2001);  Associate, Howard, Rice,
                                                            Nemerovski, Canady, Falk & Rabkin
                                                            (1998-2001); Associate, Seward &
                                                            Kissel (1996-1998).

                                                                                                 Number of
                                                                                                Portfolios
                                                                                                  in the
                                             Term of                                               Trust          Other
                         Position(s)        Office and                                            Complex     Director-ships
     Name, Address,    Held with the        Length of         Principal Occupation(s)            Overseen        Held by
     Date of Birth(1)       Trust          Time Served(2)       During Past 5 Years            by Trustee(3)    Trustee(4)
-----------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis       Vice President      Since 9/01       Vice President and Assistant        N/A                 N/A
One Freedom Valley     and Assistant                        Secretary of the Administrator
Drive                    Secretary                          and Distributor (since 1998);
Oaks, PA  19456                                             Assistant General Counsel and
DOB: 06/05/64                                               Director of Arbitration,
                                                            Philadelphia Stock Exchange
                                                            (1989-1998).

Timothy D. Barto       Vice President      Since 9/01       Vice President and Assistant        N/A                 N/A
One Freedom Valley      and Assistant                       Secretary of the Administrator
Drive                     Secretary                         and Distributor (since December
Oaks, PA  19456                                             1999);  Associate, Dechert,
DOB: 03/28/68                                               Price & Rhoads (1997-1999);
                                                            Associate, Richter, Miller &
                                                            Finn (1994-1997).

Christine McCullough   Vice President      Since 9/01       Vice President and Assistant        N/A                 N/A
One Freedom Valley      and Assistant                       Secretary of the Administrator
Drive                     Secretary                         and Distributor (since November
Oaks, PA  19456                                             1999); Associate, White and
DOB: 12/05/60                                               Williams LLP (1991-1999);

Sherry Kajdan          Vice President      Since 9/01       Vice President and Assistant        N/A                 N/A
Vetterlein              and Assistant                       Secretary of the Administrator
One Freedom Valley        Secretary                         and Distributor (since January
Drive                                                       2001);  Shareholder/Partner,
Oaks, PA  19456                                             Buchanan Ingersoll Professional
DOB: 06/22/62                                               Corporation (1992-2000).

William E.             Vice President      Since 9/01       Vice President and Assistant        N/A                 N/A
Zitelli, Jr.            and Assistant                       Secretary of the Administrator
One Freedom Valley       Secretary                          and Distributor (since September
Drive                                                       2000); Vice President, Merrill
Oaks, PA  19456                                             Lynch & Co. Asset Management
DOB: 06/14/68                                               Group (1998-2000);   Associate,
                                                            Pepper Hamilton LLP
                                                            (1997-1998);  Associate, Reboul,
                                                            MacMurray, Hewitt, Maynard &
                                                            Kristol (1994-1997).

Cori Daggett           Vice President      Since 10/03      Vice President and Assistant        N/A                 N/A
One Freedom Valley      and Assistant                       Secretary of the Administrator
Drive                    Secretary                          and Distributor since (September
Oaks, PA  19456                                             2003); Associate at Drinker
DOB:10/03/61                                                Biddle and Reath (1998-2003).


                                                                 25

-----------------------
(1) Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive, Oaks, PA 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Trust's By-laws.

(3) The "Trust Complex" consists of all registered investment companies for which Causeway Capital Management LLC serves as investment adviser. As of the date hereof, the Trust Complex consists of one investment company.

(4) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


      During the fiscal year ended September 30, 2004, fees paid to the Independent Trustees for their services as Trustees aggregated $______. The following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended September 30, 2004:




Name of             Aggregate      Pension or    Estimated Annual  Total Compensation
Trustee           Compensation     Retirement     Benefits Upon         from Fund
                    from Fund   Benefits Accrued    Retirement       Complex Paid to
                                 as Part of Fund                        Trustees
                                    Expenses
-------             ---------       --------        ----------          --------
John A.G. Gavin      $______          None            None               $______
Lisa Mazzocco        $______          None            None               $______
Eric H. Sussman      $______          None            None               $______


      The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Investment Adviser.


      The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in the Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of December 31, 2004.


                                                       AGGREGATE DOLLAR
                                                        RANGE OF EQUITY
                                                          SECURITIES IN
                                                         ALL REGISTERED
                                                      INVESTMENT COMPANIES
                        DOLLAR RANGE OF EQUITY            OVERSEEN BY
                              SECURITIES              TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE            IN THE FUNDS             INVESTMENT COMPANIES
  ---------------            ------------             --------------------


  John A. G. Gavin            $________                    $________

  Lisa Mazzocco               $________                    $________

  Eric H. Sussman             $________                    $________

  Gracie V. Fermelia          $________                    $________

      As of December __, 2004, none of the independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.


      The Trustees receive fees and are reimbursed for expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of the Adminstrator and/or SEI Investments Distribution Co. (the "Distributor") receives any compensation directly from the Trust for serving as an officer. The Administrator and/or the Distributor receive administration, fund accounting and fund servicing fees from the Fund. See "Advisory Arrangements", "Administration Arrangements" and "Distribution Arrangements" below.

      The following table lists the officers of the Trust who hold positions with affiliated persons or the principal underwriter of the Trust:

NAME                      POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL
----                      -------------------------------------------------
                                           UNDERWRITER
                                           -----------
Turner Swan               Investment Adviser, General Counsel and Member
Gracie V. Fermelia        Investment Adviser, Chief Operating Officer and Member
Peter Golden              SEI Investments Company, Director of Mutual Fund
                          Services
John C. Munch             SEI Investments Company, Vice President and Assistant
                          Secretary
Cori Daggett              SEI Investments Company, Vice President and Assistant
                          Secretary
Lydia A. Gavalis          SEI Investments Company, Vice President and Assistant
                          Secretary
Timothy D. Barto          SEI Investments Company, Vice President and Assistant
                          Secretary
Christine McCullough      SEI Investments Company, Vice President and Assistant
                          Secretary
Sherry Kajdan Vetterlein  SEI Investments Company, Vice President and Assistant
                          Secretary
William E. Zitelli, Jr.   SEI Investments Company, Vice President and Assistant
                          Secretary

ADVISORY ARRANGEMENTS

      INVESTMENT ADVISORY SERVICES AND FEE. The Trust on behalf of the Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Investment Adviser. Subject to the supervision of the Trustees, the Investment Adviser is responsible for the actual management of the Fund and continuously reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser provides all office space, facilities, equipment and necessary personnel for management of the Fund.


      The Investment Adviser receives for its services to the Fund a monthly fee at an annual rate of 0.80% of the Fund's average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month on the basis of the average net assets of the Fund for each day during the month. Pursuant to an expense limit agreement, dated October 1, 2004, the Investment Adviser has agreed to limit the Fund's expenses to the annual rate of 1.05% and 1.30% of average daily net assets of Institutional Class and Investor Class shares, respectively, until September 30, 2005. For the fiscal year ended

September 30, 2004, the Fund paid the Investment Adviser an advisory fee of $_______, of which $______ was waived. For the fiscal year ended September 30, 2003, the Fund paid the Investment Adviser an advisory fee of $2,524,620, of which $299,884 was waived, and for the fiscal year ended September 30, 2002, the Fund paid the Investment Adviser an advisory fee of $825,397, of which $446,527 was waived.


      PAYMENT OF FUND EXPENSES. The Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Investment Adviser is also obligated to pay the fees of all officers and Trustees who are affiliated persons of the Investment Adviser. The Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and copies of the Registration Statement, charges of the custodian, any sub-custodian, the transfer agent and any sub-transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

      ORGANIZATION OF THE INVESTMENT ADVISER. The Investment Adviser is a Delaware limited liability company. Sarah H. Ketterer and Harry W. Hartford, Chief Executive Officer and President of the Investment Adviser, respectively, control the Investment Adviser through their offices and their ownership of voting securities.


      DURATION AND TERMINATION. Unless earlier terminated as described below, the Advisory Agreement will remain in effect through September 20, 2005 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. The Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated by the vote of a majority of the outstanding voting securities of the Fund or by the Investment Adviser without penalty on 60 days' written notice to the other party.


APPROVAL OF ADVISORY AGREEMENT


INFORMATION RECEIVED. At the quarterly meeting of the Board of Trustees on August 3, 2004, the Trustees of the Trust including the Independent Trustees approved the continuation of the Advisory Agreement for one year beginning September 20, 2004. In connection with this meeting, the Trustees received and reviewed materials specifically relating to the Advisory Agreement. These materials included information prepared by the Investment Adviser regarding the Investment Adviser's overall investment management business and professional staff and any significant changes thereto and time spent by staff on Fund activities; the Investment Adviser's regulatory disclosure document (Form ADV Parts I and II); unaudited and audited balance sheet information; the Investment Adviser's business continuity plan in the event of a business interruption;

information about the Investment Adviser's services to the Fund including research, investment decision-making, trading and compliance, shareholder services and marketing; other investment companies advised or subadvised by the Investment Adviser; the Fund's management fee and a copy of the Advisory Agreement; the Investment Adviser's expense limit agreement; the dollar amount of management fees earned and waived; the profitability of the Investment Adviser's relationship with the Fund; comparisons of the Fund's management fee, expense ratio and performance with comparable mutual funds using data from Lipper Analytical Services; Fund performance compared to relevant indexes; economies of scale experienced in connection with the services provided to the Fund; brokerage and best execution; top broker-dealers used; commission amounts and rates; trade allocation; soft dollar policy and the amount of soft dollar credits generated by the Fund for research benefiting the Fund and other accounts managed by the Investment Adviser; the Investment Adviser's compliance program for the Fund including compliance with the Fund's Code of Ethics; proxy voting practices; and benefits that accrue to the Investment Adviser through Fund management including research received from brokers, soft dollar credits and media publicity.

The Trustees also received reports of the Fund's performance attribution, characteristics including portfolio turnover rate, net purchase data and shareholder servicing payments to fund intermediaries. The Trustees received a memorandum from Fund counsel discussing the responsibilities of trustees in approving investment advisory agreements including the factors generally regarded as appropriate to consider in evaluating advisory arrangements.

FACTORS CONSIDERED. The Trustees in approving the Advisory Agreement considered a number of factors including (1) the benefit to Fund shareholders from the Investment Adviser's management; (2) the investment compliance and performance of the Fund; (3) the personnel, organization, methods and processes of the Investment Adviser; (4) other factors regarding the nature and quality of the services provided to the Fund's shareholders; (5) the profitability and cost of the Fund to the Investment Adviser; (6) the indirect profits and other benefits, if any, to the Investment Adviser attributable to the existence of the Fund; (7) the potential for realizing and sharing with the Fund any economies of scale; and (8) how the advisory fees and expense ratios of the Fund compare to those of other funds.

ADMINISTRATION ARRANGEMENTS.

      The Administrator is a Delaware statutory trust and has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Advisors' Inner Circle Fund, Alpha Select Funds,

Amerindo Funds, Inc., The Arbor Fund, Armada Funds, The Armada Advantage Funds, Bishop Street Funds, CNI Charter Funds, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, HighMark Funds, Johnson Family Funds, The MDL Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds and The Japan Funds.


      The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including portfolio accounting, regulatory reporting and all necessary office space, equipment, personnel and facilities for such services. For these administrative services, the Trust pays the Administrator the following fees, calculated based on the aggregate average daily net assets of the Trust: 0.15% of the assets up to but not exceeding $250 million; 0.125% of the assets exceeding $250 million but not exceeding $500 million; 0.10% of the assets exceeding $500 million but not exceeding $1 billion; and 0.07% of the assets exceeding $1 billion. The Administrator's fee is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence as of the date of the Administration Agreement. For the fiscal years ended September 30, 2004, 2003 and 2002, the Trust paid the Administrator administration fees of $_______, $455,598 and $193,860, respectively.


      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties under the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 90 days' prior written notice to the other party.

DISTRIBUTION ARRANGEMENTS

      The Distributor, a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor does not receive compensation for distribution of shares of the Fund.


      Unless earlier terminated as described below, the Distribution Agreement will remain in effect through September 20, 2005 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party, or upon assignment by the Distributor.


SHAREHOLDER SERVICING ARRANGEMENTS

      The Trust has adopted a Shareholder Services Plan for the Investor Class shares (the "Services Plan") pursuant to which the Distributor is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include the Investment Adviser, that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of shares of the Fund. In consideration for such services, a Service Provider is compensated by the Fund (through the Distributor) at a maximum annual rate of up to 0.25% of the average daily net asset value of shares of the Fund serviced by the Service Provider. The Distributor may waive its fees under the Services Plan at any time.

      The servicing agreement adopted under the Services Plan (the "Servicing Agreement") requires the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreement for the beneficial or record owners of shares of the Fund.

      As authorized by the Services Plan, the Distributor may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with shares of the Fund. Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in shares; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Fund or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to shares beneficially owned by shareholders; (x) processing dividend payments from the Fund on behalf of shareholders; and (xi) providing such other similar services as the Fund may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.


      In addition to the Distributor's payments under the Services Plan, the Investment Adviser may make payments out of its own resources to Service Providers for providing services intended to result in the sale of Fund shares or for shareholder servicing activities. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, and annual asset-based charges of up to 0.15% of the average daily net asset value of shares of the Fund serviced by the Service Provider. The following Service Providers are parties to agreements entitling them to receive payments from the Distributor under the Services Plan and/or the Investment Adviser from its own resources:

      J.P. Morgan/American Century Retirement Plan Services, Inc.
      American Stock Transfer & Trust Company
      Bear, Stearns & Co. Inc.
      Charles Schwab & Co., Inc.
      CIBC Oppenheimer
      Circle Trust Company
      Fidelity Brokerage Services LLC / National Financial Services LLC
      First Trust Corporation
      Great-West Retirement Services/GWFS Equities, Inc.
      Howard Johnson & Company
      Mellon HR Solutions LLC
      MetLife Securities, Inc. / FASCorp
      Mercer HR Outsourcing LLC
      Mid-Atlantic Capital Corp
      MSCS Financial Services, L.L.C.
      National Investor Services Corp.
      Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation Prudential Investment Management Services LLC / Prudential Investments LLC Salomon Smith Barney Inc.
      SunGard Institutional Brokerage, Inc.
      United of Omaha Life Insurance Company
      The Vanguard Group, Inc.
      Wells Fargo Bank, N.A.


CODE OF ETHICS

      The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Investment Adviser (the "Code of Ethics"). The Code of Ethics significantly restricts the personal investing activities of the officers, Trustees and employees of the Investment Adviser with access to investment information ("access persons") and, as described below, imposes additional restrictions on Fund investment personnel.

      The Code of Ethics requires that access persons who are employees of the Investment Adviser preclear any personal securities investments, with limited exceptions, such as mutual funds (excluding the Fund and any subadvised funds), high-quality short-term securities and direct obligations of the U.S. government. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. No access person may purchase or sell any security that at the time is being purchased or sold, or to the knowledge of the access person is being considered for purchase or sale, by the Fund. Further, investment personnel are restricted from investing in initial public offerings and in securities which the Fund is trading, and are prohibited from profiting on short-term trading in securities. All employees are prohibited from trading in a security while in possession of material nonpublic information and from engaging in transactions intended to manipulate the market. The Board has also approved a Code of Ethics under Rule 17j-1 separately covering the Distributor with similar restrictions.

PROXY VOTING POLICIES AND PROCEDURES

      The Investment Adviser votes the proxies of companies owned by the Fund. The Investment Adviser votes proxies solely in the best interests of the Fund and its shareholders in accordance with its Proxy Voting Policies and Procedures. The Investment Adviser votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. The Investment Adviser recognizes that a company's management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management's positions. Under its guidelines, the Investment Adviser generally votes FOR distributions of income, appointment of auditors, director compensation (unless excessive), management's slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. The Investment Adviser generally votes WITH MANAGEMENT on social issues because it believes management is responsible for handling them. The Investment Adviser generally votes AGAINST anti-takeover mechanisms and attempts to classify boards of directors or eliminate cumulative voting. The Investment Adviser votes other matters - including equity-based compensation plans - on a CASE-BY-CASE basis.

      The Investment Adviser's interests may conflict with the Fund on certain proxy votes where the Investment Adviser might have a significant business or personal relationship with the company or its officers. The Investment Adviser's Chief Operating Officer in consultation with the General Counsel decides if a vote involves a material conflict of interest. If so, the Investment Adviser may obtain instructions or consent from the Trustees on voting or will vote in accordance with a "for" or "against" or "with management" guideline if one applies. If no such guideline applies, the Investment Adviser will follow the recommendation of an independent third party such as Institutional Shareholder Services.

      Non-U.S. proxies may involve a number of problems that restrict or prevent the Investment Adviser's ability to vote. As a result, the Fund's non-U.S. proxies will be voted on a best efforts basis only. In addition, the Investment Adviser will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the Fund's custodian in sufficient time to cast the vote. This is only a summary of the Investment Adviser's Proxy Voting Policies and Procedures.

                        PURCHASE AND REDEMPTION OF SHARES

      Reference is made to "Investing in the Fund - How to Purchase, Sell and Exchange Shares" in the Prospectus for certain information as to the purchase of Fund shares.

      The Fund issues two classes of shares: Investor Class and Institutional Class. Each Investor Class and Institutional Class share of the Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Investor Class shares bear the expenses of ongoing shareholder services fees. The shareholder services fees that are imposed on Investor Class shares are imposed directly against Investor Class shares and not against all assets of the Fund, and, accordingly such charges do not affect the net asset value of Institutional Class shares. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that shareholder services fees in relation to Investor Class shares are borne exclusively by that class.

      The Fund offers its shares at a public offering price equal to the next determined net asset value per share. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase or redemption order by DST Systems Inc., P.O. Box 219085, Kansas City, Missouri 64121-7159 (the "Transfer Agent"). Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange ("NYSE") is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

      The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Investment Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

      The Fund may participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a "sponsor") that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund will authorize the sponsor to accept on its behalf purchase and redemption orders. In turn, the sponsor is authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized sponsor or, if applicable, a sponsor's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized sponsor or the sponsor's authorized designee. In addition, a sponsor or its designee may charge transaction fees on the purchase or sale of Fund shares.

      Purchase orders received prior to the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), which includes orders received after the determination of net asset value on the previous day, will receive the current business day's net asset value. Purchase orders received after the close of regular trading on the NYSE will be processed using the next trading day's price.

ISSUANCE OF FUND SHARES FOR SECURITIES

      Investors may purchase Fund shares for consideration consisting of securities rather than cash when, in the judgment of the Investment Adviser, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid, and (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market.

REDEMPTION

      A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund's Transfer Agent. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to the Fund. The redemption request in either event requires the signatures(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register; (ii) all checks must be mailed to the address of record on the Transfer Agent's register and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies with Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

      A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from you account, call the Transfer Agent at (866) 947-7000. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address has changed with the last 30 days or share certificates have been issued on the account.

      Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

      Shareholders may experience difficulty in conducting telephonic redemptions during times of drastic economic or market changes. In the event shareholders are unable to redeem shares via telephone they should try other available methods of redemption, such as mail.

      For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times the Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment has been collected for the purchase of such Fund shares, which usually will not exceed 5 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

      Selected securities dealers and other financial intermediaries have the responsibility of submitting repurchase requests to the Fund prior to the close of regular trading on the NYSE in order to obtain that day's closing price. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure.

REDEMPTION IN KIND

      If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

REDEMPTION FEE

      The Fund imposes a 2.00% redemption fee on the original value of shares redeemed less than 90 days after purchase. The redemption fee will not apply to shares purchased through reinvested distributions (dividends and capital gains), or shares redeemed through designated systematic withdrawal plans. The redemption fee will not apply to omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, these intermediaries may agree to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on excessive short-term trading.

      In calculating whether a sale of Fund shares is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the original price of the shares as of the date of acquisition.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

      The purchase and redemption price of shares is the net asset value ("NAV") of each share. The Fund's securities are valued by the Fund's Administrator pursuant to valuations provided by independent pricing services (generally, last reported sale prices). Fund securities listed on a securities exchange (except NASDAQ) for which market quotations are available are valued at the last reported sale price on each Business Day (defined as days on which the NYSE is open for business) or, if there is no such reported sale, at the last reported bid price). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on a foreign exchange are valued at the last quoted sale price and translated into U.S. dollars at the currency exchange rate quoted at the close of the London Stock Exchange. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing services rely primarily on prices of actual market transactions and trader quotations. The pricing services may also use matrix systems to determine valuations for fixed income securities. These systems consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

      If there is no readily ascertainable market value for a security, the Fund's Fair Value Committee will make a good faith determination of the "fair value" of the security under policies and procedures adopted by the Board of Trustees.

      The Fund will own securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares. It is possible that market timers or "arbitrageurs" may buy or sell Fund shares in short-term trades to seek to profit from predicted price movements in foreign markets not yet reflected in the Fund's NAV. Such trades may adversely affect existing shareholders.

      Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of a security determined by this method is higher or lower than the price the Fund would receive if it sold the security.

      NAV of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Distributor, are accrued daily.

      The per share NAV of Investor Class shares generally will be lower than the per share NAV of Institutional Class shares, reflecting the daily expense accruals of the shareholder services fees applicable to Investor Class shares. It is expected, however, that the per share NAV of the two classes of the Fund will tend to converge (although not necessarily meet) immediately after the payment of dividends which will differ by approximately the amount of the expense accrual differentials between the classes.

      Portfolio securities, including ADRs, EDRs or Global Depositary Receipts ("GDRs"), that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of regular trading on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last sale price or, lacking any sales, at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

      Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the NAV of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE that may not be reflected in the computation of the Fund's NAV. It is possible that certain market timers or "arbitrageurs" may buy or sell Fund shares in short-term trades to seek to profit from predicted price movements in foreign markets not yet reflected in the Fund's NAV. Such trades may adversely affect existing shareholders.

      Each investor in the Fund may add to or reduce its investment in the Fund on each day the NYSE is open for trading. The value of each investor's interest in the Fund will be determined as of the close of regular trading on the NYSE by multiplying the NAV of the Fund by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Fund. The close of regular trading on the NYSE is normally 4:00 p.m., Eastern time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund after the close of regular trading on the NYSE on the next determination of NAV of the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

TRANSACTIONS IN PORTFOLIO SECURITIES

      Subject to policies established by the Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest spread or commission available.

      Subject to obtaining the best net results, brokers who provide, or who pay for third party's to provide, supplemental investment research to the Investment Adviser may receive orders for transactions by the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. If in the judgment of the Investment Adviser the Fund will benefit from supplemental research services, the Investment Adviser is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transactions. The research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing market data and information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that the Investment Adviser will find all of such services of value in advising the Fund.

      The Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although the Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

      Foreign equity securities may be held by the Fund in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The Fund's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage the portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on the Fund's portfolio strategies.

      The Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transaction is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, the Fund will not deal with affiliated persons in connection with such transactions. See "Investment Objective and Policies - Investment Restrictions."

      Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser when one or more clients of the Investment Adviser are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


      For the fiscal years ended September 30, 2004, 2003 and 2002, the Fund paid aggregate brokerage commissions in the amount of $_______, $564,380 and $369,297, respectively.

      For the fiscal years ended September 30, 2004, 2003 and 2002, the Fund paid $________, $123,743 and $76,958, respectively, in brokerage commissions to the Distributor, which acts as an introducing broker in the Fund's directed brokerage program. For the fiscal year ended September 30, 2004, commissions paid to the Distributor accounted for ____% of the Fund's aggregate brokerage commissions paid. For the fiscal year ended September 30, 2004, ___% of the Fund's aggregate dollar amount of transactions involving the payment of commissions were effected through the Distributor. The difference in the percentage of brokerage commissions paid to and the percentage of transactions effected through the Distributor is primarily because the Fund does not effect program trades through the directed brokerage program. Portions of commissions generated through the directed brokerage program are credited to pay Fund expenses for the benefit of shareholders.

      For the fiscal year ended September 30, 2004, the Fund directed $_______ in transactions to brokers because of research services provided and paid $_______ in commissions on such transactions.

      As of September 30, 2004 the Fund's aggregate holdings of its regular brokers or dealers are:


        NAME OF BROKER       TYPE OF SECURITY HELD        VALUE (000)
        --------------       ---------------------        -----------






                              SHAREHOLDER SERVICES


      The fund offers a number of shareholder services described below that are designed to facilitate investment in its shares. Full details as to each such service and copies of the various plans or how to change options with respect thereto, can be obtained from the Fund by calling the telephone number on the cover page hereof, or from the Distributor or your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

      Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. The Fund does not issue share certificates.

RETIREMENT PLANS

      The minimum initial purchase to establish a retirement plan is $3,000. Dividends received in retirement plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and educational savings plans. Investors considering participation in any retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

      Shareholders may, at any time, by written notice to their selected securities dealer or other financial intermediary if their account is maintained with an intermediary, or by written notice or by telephone (866) 947-7000 to the Transfer Agent, if their account is maintained with the Transfer Agent, elect to have subsequent dividends of ordinary income and/or capital gains paid for shares of the Fund in cash, rather than reinvested in shares of the Fund (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash, but it will automatically be reinvested in additional shares). These instructions will take effect ten days after the receipt by the Transfer Agent of such notice. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.

                            DIVIDENDS AND TAX STATUS

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Qualification as a regulated investment company exempts the Fund (but not its shareholders) from paying federal income tax on income and capital gains which are distributed to shareholders, and permits net capital gains (i.e., the excess of net long-term capital gains over net long-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long the shareholders have held their shares in the Fund. Thus, failure by the Fund to qualify as a regulated investment company would result in all of its income being subject to federal income tax at corporate rates.

      Qualification as a regulated investment company requires, among other things, that (1) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities or foreign currencies, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of stock, securities, or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (2) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition, in order not to be subject to federal taxation, the Fund must distribute to its shareholders at least 90% of its investment company taxable income earned in each year.

      It is the Fund's intention to distribute substantially all of its net investment income, if any, annually. All net realized capital gains, if any, are distributed to the Fund's shareholders at least annually. The per share dividends on Investor Class shares will be lower than the per share dividends on Institutional Class shares as a result of the shareholder services fees applicable to the Investor Class shares. See "Pricing of Shares - Determination of Net Asset Value." Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

      The Fund is required to pay a non-deductible 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for that calendar year, 98% of the excess of its capital gains over its capital losses for the one-year period ending September 30 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Fund intends to meet these distribution requirements to avoid excise tax liability. The Fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the NAV of shares of the Fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at NAV at that time would result in a capital loss for federal income tax purposes.

      In determining the extent to which the Fund's dividends may be eligible for the 70% dividends-received deduction by corporate shareholders, interest income, capital gain net income, gain or loss from forward foreign currency exchange contracts ("Section 1256 contracts"), dividend income from foreign corporations and income from certain other sources will not constitute qualified dividends. Corporate shareholders should consult their tax advisers regarding other requirements applicable to the dividends-received deduction. Individual shareholders are not eligible for the dividends-received deduction.

      Special rules apply to the treatment of certain Section 1256 contracts held by the Fund. At the end of each year, such investments held by the Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. Except to the extent that any gains or losses recognized on such deemed sales and actual dispositions are treated as "Section 988" gains or losses, as described below, sixty percent of any such gains or losses will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to in the Internal Revenue Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any ordinary dividend distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder's basis in his or her Fund shares.

      Upon sale or exchange of shares of the Fund, a shareholder will realize short-term or long-term capital gain or loss, depending upon the shareholder's holding period in the Fund's shares. However, if a shareholder's holding period in his shares is six months or less, any capital loss realized from a sale or exchange of such shares must be treated as long-term capital loss to the extent of capital gains dividends received with respect to such shares.

      Any loss realized on a sale or redemption of shares of the Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares received in connection with the reinvestment of a dividend paid by the Fund constitute a replacement of shares.

      The Fund may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares ("In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Fund may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Fund acquires securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to use the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to use unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Investment Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with investment advisory duties, the Investment Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund.

      The foregoing is an abbreviated summary of the federal income tax consequences of any investment in the Fund, and is based on the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent sections of the Internal Revenue Code and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and Regulations are subject to change by legislative or administrative action, and any such change may be prospective or retroactive. Ordinary income and capital gains dividends may also be subject to state and local taxes. Investors are urged to consult their attorneys or tax advisers regarding specific questions as to federal, foreign, state or local taxes.

                                PERFORMANCE DATA

      The average annual total return for the Institutional Class and Investor Class of the Fund, computed as of September 30, 2004, is shown in the table below:

--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                   ONE YEAR         SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns Before Taxes                %                     %
--------------------------------------------------------------------------------
Fund Returns After Taxes on
Distributions                            %                     %
--------------------------------------------------------------------------------
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                                   %                     %
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
Fund Returns Before Taxes                %                     %
--------------------------------------------------------------------------------
Fund Returns After Taxes on
Distributions                            %                     %
--------------------------------------------------------------------------------
Fund Returns After Taxes on
Distributions and Sale of Fund
Shares                                   %                     %
--------------------------------------------------------------------------------


*   October 26, 2001

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

      The Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular fund. Each share represents an interest in a fund proportionately equal to the interest of each other share, except that the Investor Class shares are subject to shareholder services fees. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to the Prospectus are fully paid and non-assessable. Upon a fund's liquidation, all shareholders would share pro rata in the net assets of the fund available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares.

      The Trust or the Fund may be terminated if approved by the Trustees pursuant to written notice to shareholders or by the approval of the holders of a majority of the Trust's (or the Fund's) outstanding shares, as defined in the 1940 Act. Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares. If not so terminated, the Trust will continue indefinitely.

TRUSTEE AND SHAREHOLDER LIABILITY

      The Declaration of Trust provides that the Trustees will not be liable for any act, omission or obligation of the Trust or any Trustee, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

      Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held liable for the Trust's obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations or where the other party was held not to be bound by the disclaimer.

INDEPENDENT AUDITORS

      PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, has been selected as the independent auditors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

      The Bank of New York, One Wall Street, New York, NY 10286, acts as custodian of the Fund's assets (the "Custodian"). Under its contract with the Trust, the Custodian is authorized to establish and maintain one or more securities accounts and cash accounts for the Fund and to cause foreign securities owned by the Trust to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

      DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for the Trust under an agency agreement with the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, Four Embarcadero Center, 10th Floor, San Francisco, CA 94111, is counsel for the Trust.

REPORTS TO SHAREHOLDERS

      The fiscal year of the Fund ends on September 30 of each year. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

      The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Commission, under the Securities Act and the 1940 Act, to which reference is hereby made.

FINANCIAL HIGHLIGHTS


      The audited financial statements of the Fund and the report of ______________ thereon are incorporated herein by reference to the Fund's annual report to shareholders for the fiscal year ended September 30, 2004. The annual report is available upon request without charge by contacting the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      As of January __, 2005, the officers and Trustees, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of each class of the Fund.

      As of January __, 2005, the following persons owned of record 5% or more of a class of the outstanding voting securities of the Fund:

-------------------------------------------------------------------------------
                                                           Percentage of
Name and Address                     Class Owned           Class Owned
----------------                     -----------           -----------

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS


(a)  Declaration of Trust(1)
(b)  By-Laws(1)
(c) Instruments defining rights of Shareholders - none, see Declaration of Trust
(d)  Investment Advisory Agreement(2)
(e)  Underwriting Agreement(2)
(f)  Bonus or Profit Sharing Contracts -- none
(g)  Custody Agreements(2)
(h)  Other Material Contracts
(1)  Administration Agreement(2)
(2)  Shareholder Service Plan and Agreement(2)
(3)  Expense Limit Agreement
(i)  Legal Opinion
(j)  Other Opinions
(1)  Consent of independent accountants
(k)  Omitted Financial statements - none
(l)  Initial Capital Agreement(2)
(m)  Rule 12b-1 Plan - not applicable
(n)  Rule 18f-3 Plan(2)
(o)  Reserved
(p)  (1) Code of Ethics of Registrant and its investment adviser(3)
     (2) Code of Ethics of Registrant's principal underwriter(3)
     (3) Amended Code of Ethics of Registrant and its investment adviser(4)


----------------------
(1) Incorporated by reference from Registrant's initial Registration Statement filed on August 15, 2001.

(2) Incorporated by reference from Pre-Effective Amendment No. 1 filed on October 15, 2001.


(3) Incorporated by reference from Post-Effective Amendment No. 2 filed on January 28, 2003.

(4) Incorporated by reference from Post-Effective Amendment No. 3 filed on January 29, 2004.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION

Article VIII of the Registrant's Declaration of Trust, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any trustee; provided, however, that nothing contained in the Registrant's Declaration of Trust or in the Delaware Statutory Trust Act shall protect any trustee against any liability to the Registrant or the shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee.

Article VII, Section 3 of the Registrant's By-Laws also provides that every person who is, or has been, a trustee or officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Statutory Trust Act, the Registrant's By-Laws and other applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

The Investment Adviser, a Delaware limited liability company, is a registered investment adviser. Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                      July 15, 1982
      SEI Liquid Asset Trust                      November 29, 1982
      SEI Tax Exempt Trust                        December 3, 1982
      SEI Index Funds                             July 10, 1985
      SEI Institutional Managed Trust             January 22, 1987
      SEI Institutional International Trust       August 30, 1988
      The Advisors' Inner Circle Fund             November 14, 1991
      STI Classic Funds                           May 29, 1992
      The Arbor Fund                              January 28, 1993
      Bishop Street Funds                         January 27, 1995
      STI Classic Variable Trust                  August 18, 1995

      SEI Asset Allocation Trust                  April 1, 1996
      SEI Institutional Investments Trust         June 14, 1996
      HighMark Funds                              February 15, 1997
      Expedition Funds                            June 9, 1997
      Oak Associates Funds                        February 27, 1998
      The Nevis Fund, Inc.                        June 29, 1998
      CNI Charter Funds                           April 1, 1999
      Amerindo Funds Inc.                         July 13, 1999
      iShares Inc.                                January 28, 2000
      iShares Trust                               April 25, 2000
      Pitcairn Funds                              August 1, 2000
      JohnsonFamily Funds, Inc.                   November 1, 2000
      The MDL Funds                               January 24, 2001
      Causeway Capital Management Trust           September 20, 2001
      The Japan Fund, Inc.                        October 7, 2002
      TT International U.S.A. Master Trust        October 6, 2003
      TT International U.S.A. Feeder Trust        October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The following table provides information concerning the positions and offices each director or officer of the Distributor holds with the Distributor and the Registrant. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Positions and Offices                   Positions and Offices
Name                       with the Distributor                    with the Registrant
----                       --------------------                    -------------------

William M. Doran           Director                                        --
Carl A. Guarino            Director, Executive Vice President              --
Edward D. Loughlin         Director, Executive Vice President              --
Wayne M. Withrow           Director, Executive Vice President              --
Kevin Barr                 President & Chief Operating Officer             --
Maxine Chou                Chief Financial Officer & Treasurer             --
John Munch                 General Counsel & Vice President        Vice President &
                                                                   Assistant Secretary
Kevin P. Robins            Senior Vice President                           --
Robert Crudup              Senior Vice President                           --
Kenneth Zimmer             Senior Vice President                           --
Timothy D. Barto           Assistant Secretary                     Vice President &
                                                                   Assistant Secretary
Richard A. Deak            Assistant Secretary                             --
Lydia A. Gavalis           Assistant Secretary                     Vice President &

                                                                   Assistant Secretary
Lori L. White              Assistant Secretary                             --
William E. Zitelli, Jr.    Assistant Secretary                     Vice President &
                                                                   Assistant Secretary
Karen LaTourette           Compliance Officer & Assistant
                            Secretary                                      --
Scott W. Dellorfano        Vice President                                  --
Michael Farrell            Vice President                                  --
Greg Gettinger             Vice President                                  --
Mark J. Held               Vice President                                  --
Jack May                   Vice President                                  --
Joanne Nelson              Vice President                                  --
Maria Rinehart             Vice President                                  --
Sherry Kajdan Vetterlein   Vice President & Assistant Secretary    Vice President &
                                                                   Assistant Secretary
Cori Daggett               Vice President & Assistant Secretary    Vice President &
                                                                   Assistant Secretary


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows: (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian: The Bank of New York, One Wall Street, New York, NY 10286; (b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator: SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456; (c) With respect to Rules 31a-1(b)(5),
(6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Investment Adviser: Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1550, Los Angeles, CA 90025.

ITEM 29.  MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 17th day of December 2004.



                                  CAUSEWAY CAPITAL MANAGEMENT TRUST

                                  /s/Turner Swan
                                  --------------
                                  By: Turner Swan
                                  President and Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



NAME                              TITLE                         DATE
----                              -----                         ----


/s/Turner Swan                    President &            December 17, 2004
--------------                    Secretary
Turner Swan

/s/Peter Golden                   Treasurer              December 17, 2004
---------------
Peter Golden

/s/Gracie V. Fermelia             Trustee &              December 17, 2004
---------------------             Assistant Secretary
Gracie V. Fermelia

/s/John A. G. Gavin               Trustee                December 17, 2004
-------------------
John A. G. Gavin

/s/Peter G. Allen                 Trustee                December 17, 2004
-----------------
Peter G. Allen

/s/Eric H. Sussman                Trustee                December 17, 2004
------------------
Eric H. Sussman